Summary of Significant Accounting Policies - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) bond	Dec. 31, 2022 EUR (€)	Dec. 31, 2021
Disclosure of voluntary change in accounting policy [line items]
Number of segment | bond	1
Impairment loss	€ 9	€ 97
Research tax credit, carryforward period (in years)	3 years
Revenue By Destination	1	1	1
Revenue From France
Disclosure of voluntary change in accounting policy [line items]
Revenue By Destination	1	1	1
Revenue From Other Countries
Disclosure of voluntary change in accounting policy [line items]
Revenue By Destination	0	0	0
Computer software [member] | Top of Range
Disclosure of voluntary change in accounting policy [line items]
Estimated useful lives of software and license agreements	8 years
Leased equipment
Disclosure of voluntary change in accounting policy [line items]
Impairment loss		€ 28